UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22247

Manor Investment Funds

(Exact name of registrant as specified in charter)

15 Chester Commons

Malvern, PA 19355

(Address of principal executive offices)

 (Zip code)

Daniel A. Morris

Manor Investment Funds

15 Chester Commons

Malvern, PA 19355

(Name and address of agent for service)

Registrant's telephone number, including area code: (610) 722-0900

Date of fiscal year end: December 31

Date of reporting period: June 30, 2021

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4).  The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking notes.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. PROXY VOTING RECORD:

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a).

The name of the issuer of the portfolio security;

(b).

The exchange ticker symbol of the portfolio security;

(c).

The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d).

The shareholder meeting date;

(e).

A brief identification of the matter voted on;

(f).

Whether the matter was proposed by the issuer or by a security holder;

(g).

Whether the Registrant cast its vote on the matter;

(h).

How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i).

Whether the Registrant cast its vote for or against management.

Morris Capital Advisors, LLC and

Manor Investment Funds

Proxy Voting History

Votes Cast for the Manor Growth Fund

Company Information	Proposal	Mgmt Rec.	Vote Cast	Sponsor
MICROSOFT CORPORATION 594918104 DECEMBER 2, 2020

1A. ELECTION OF DIRECTOR: REID G. HOFFMAN

1B. ELECTION OF DIRECTOR: HUGH F. JOHNSTON

1C. ELECTION OF DIRECTOR: TERI L. LIST-STOLL

1D. ELECTION OF DIRECTOR: SATYA NADELLA

1E. ELECTION OF DIRECTOR: SANDRA E. PETERSON

1F. ELECTION OF DIRECTOR: PENNY S. PRITZKER

1G. ELECTION OF DIRECTOR: CHARLES W. SCHARF

1H. ELECTION OF DIRECTOR: ARNE M. SORENSON

1I. ELECTION OF DIRECTOR: JOHN W. STANTON

1J. ELECTION OF DIRECTOR: JOHN W. THOMPSON

1K. ELECTION OF DIRECTOR: EMMA N. WALMSLEY

1L. ELECTION OF DIRECTOR: PADMASREE WARRIOR

2. ADVISORY VOTE TO APPROVE NAMED EXECUTIVE OFFICER COMPENSATION.

3. RATIFICATION OF DELOITTE & TOUCHE LLP AS OUR INDEPENDENT AUDITOR FOR FISCAL YEAR 2021.

4. SHAREHOLDER PROPOSAL - REPORT ON EMPLOYEE REPRESENTAITON ON BOARD OF DIRECTORS.

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APPLE, INC. 037833100 FEBRUARY 23, 2021

1A. ELECTION OF DIRECTOR: JAMES BELL

1B. ELECTION OF DIRECTOR: TIM COOK

1C. ELECTION OF DIRECTOR: AL GORE

1D. ELECTION OF DIRECTOR: ANDREA JUNG

1E. ELECTION OF DIRECTOR: ART LEVINSON

1F. ELECTION OF DIRECTOR: MONICA LOZANO

1G. ELECTION OF DIRECTOR: RON SUGAR

1H. ELECTION OF DIRECTOR: SUE WAGNER

2. RATIFICATION OF THE APPOINTMENT OF ERNST & YOUNG LLP AS APPLE'S INDEPENDENT REGISTERRED PUBLIC ACCOUNTING FIRM FOR FISCAL 2021.

3. ADVISORY VOTE TO APPROVE EXECUTIVE COMPENSATION.

4. A SHAREHOLDER PROPOSAL ENTITLED "SHAREHOLDER PROXY ACCESS AMENDMENTS".

5. A SHAREHOLDER PROPOSAL ENTITLED "SHAREHOLDER PROPOSAL TO IMPROVE EXECUTIVE COMPENSATION PROGRAM".

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QUALCOMM INCORPORATED 747525103 MARCH 10, 2021

1A. ELECTION OF DIRECTOR: SYLVIA ACEVEDO

1B. ELECTION OF DIRECTOR: MARK FIELDS

1C. ELECTION OF DIRECTOR: JEFFREY W. HENDERSON

1D. ELECTION OF DIRECTOR: GREGORY N. JOHNSON

1E. ELECTION OF DIRECTOR: ANN M. LIVERMORE

1F. ELECTION OF DIRECTOR: HARISH MANWANI

1G. ELECTION OF DIRECTOR: MARK D. MCLAUGHLIN

1H. ELECTION OF DIRECTOR: JAMIE S. MILLER

1I. ELECTION OF DIRECTOR: STEVE MOLLENKOPF

1J. ELECTION OF DIRECTOR: CLARK T. RANDT, JR.

1K. ELECTION OF DIRECTOR: IRENE B. ROSENFELD

1L. ELECTION OF DIRECTOR: KORNELIS "NEIL" SMIT

1M. ELECTION OF DIRECTOR: JENA-PASCAL TRICOIRE

1N. ELECTION OF DIRECTOR: ANTHONY J. VINCIQUERRA

2. TO RATIFY THE SELECTION OF PRICEWATERHOUSECOOPERS LLP AS OUR INDEPENDENT PPUBLIC ACCOUNTANTS FOR OUR FISCAL YEAR ENDING SEPTEMBER 26, 2021.

3. TO APPROVE, ON AN ADVISORY BASIS, OUR EXECUTIVE COMPENSATION.

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SHERWIN-WILLIAMS COMPANY

824348106 APRIL 21, 2021

1A. ELECTION OF DIRECTOR: KERRII B. ANDERSON

1B. ELECTION OF DIRECTOR: ARTHUR F. ANTON

1C. ELECTION OF DIRECTOR: JEFF M. FETTIG

1D. ELECTION OF DIRECTOR: RICHARD J. KRAMER

1E. ELECTION OF DIRECTOR: JOHN G. MORIKIS

1F. ELECTION OF DIRECTOR: CHRISTINE A. POON

1G. ELECTION OF DIRECTOR: AARON M. POWELL

1H. ELECTION OF DIRECTOR: MICHAEL H. THAMAN

1I. ELECTION OF DIRECTOR: MATTHEW THORNTON III

1J. ELECTION OF DIRECTOR: STEVEN H. WUNNING

2. ADVISORY APPROVAL OF THE COMPENSATION OF THE NAMED EXECUTIVES.

3. RATIFICATION OF THE APPOINTMENT OF ERNST & YOUNG LLP AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.

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CHARTER COMMUNICATIONS, INC. 16119P108 APRIL 27, 2021

1A. ELECTION OF DIRECTOR: W. LANCE CONN

1B. ELECTION OF DIRECTOR: KIM C. GOODMAN

1C. ELECTION OF DIRECTOR: CRAIG A. JACOBSON

1D. ELECTION OF DIRECTOR: GREGORY B. MAFFEI

1E. ELECTION OF DIRECTOR: JOHN D. MARKLEY, JR.

1F. ELECTION OF DIRECTOR: DAVID C. MERRITT

1G. ELECTION OF DIRECTOR: JAMES E. MEYER

1H. ELECTION OF DIRECTOR: STEVEN A. MIRON

1I. ELECTION OF DIRECTOR: BALAN NAIR

1J. ELECTION OF DIRECTOR: MICHAEL A. NEWHOUSE

1K. ELECTION OF DIRECTOR: MAURICIO RAMOS

1L. ELECTION OF DIRECTOR: THOMAS M. RUTLEDGE

1M. ELECTION OF DIRECTOR: ERIC L. ZINTERHOFER

2. THE RATIFICATION OF THE APPOINTMENT OF KPMG LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE YEAR ENDED DECEMBER 31, 2021.

3. STOCKHOLDER PROPOSAL REGARDING LOBBYING ACTIVITIES.

4. STOCKHOLDER PROPOSAL REGARDING CHAIRMAN OF THE BOARD AND CEO ROLES.

5. STOCKHOLDER PROPOSAL REGARDING DIVERSITY AND INCLUSION EFFORTS.

6. STOCKHOLDER PROPOSAL REGARDING DISCLOSURE OF GREENHOUSE GAS EMISSIONS.

7. STOCKHOLDER PROPOSAL REGARDING EEO-1 REPORTS.

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ELI LILLY AND COMPANY 532457108 MAY 3, 2021

1A. ELECTION OF DIRECTOR: K. BAICKER, PH.D.

1B. ELECTION OF DIRECTOR: J.E. FYRWALD

1C. ELECTION OF DIRECTOR: J. JACKSON

1D. ELECTION OF DIRECTOR: G. SULZBERGER

1E. ELECTION OF DIRECTOR: J.P. TAI

2. APPROVAL, ON AN ADVISORY BASIS, OF THE COMPENSATION PAID TO THE COMPANY'S NAMED EXECUTIVE OFFICERS.

3. RATIFICATION OF THE APPOINTMENT OF ERNST & YOUNG LLP AS THE INDEPENDENT AUDITOR FOR 2021.

4. APPROVAL OF AMENDMENTS TO THE COMPANY'S ARTICLES OF INCORPORATION TO ELIMINATE THE CLASSIFIED BOARD STRUCTURE.

5. APPROVAL OF AMENDMENTS TO THE COMPANY'S ARTICLES OF INCORPORATION TO ELIMINATE SUPERMAJORITY VOTING PROVISIONS.

6. SHAREHOLDER PROPOSAL TO DISCLOSE DIRECT AND INDIRECT LOBBYING ACTIVITIES AND EXPENDITURES.

7. SHAREHOLDER PROPOSAL TO AMEND THE BYLAWS TO REQUIRE AN INDEPENDENT BOARD CHAIR.

8. SHAREHOLDER PROPOSAL TO IMPLEMENT A BONUS DEFERRAL POLICY.

9. SHAREHOLDER PROPOSAL TO DISCLOSE CLAWBACKS ON EXECUTIVE INCENTIVE COMPENSATION DUE TO MISCONDUCT.

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BRISTOL-MYERS SQUIBB COMPANY 110122108 MAY 4, 2021

1A. ELECTION OF DIRECTOR: PETER J. ARDUINI

1B. ELECTION OF DIRECTOR: MICHAEL W. BONNEY

1C. ELECTION OF DIRECTOR: GIOVANNI CAFORIO, M.D.

1D. ELECTION OF DIRECTOR: JULIA A. HALLER, M.D.

1E. ELECTION OF DIRECTOR: PAULA A. PRICE

1F. ELECTION OF DIRECTOR: DERICA W. RICE

1G. ELECTION OF DIRECTOR: THEODORE R. SAMUELS

1H. ELECTION OF DIRECTOR: GERALD L. STORCH

1I. ELECTION OF DIRECTOR: KAREN VOUSDEN, PH.D.

1J. ELECTION OF DIRECTOR: PHYLLIS R. YALE

2. ADVISORY VOTE TO APPROVE THE COMPENSATION OF OUR NAMED EXECUTIVE OFFICERS.

3. APPROVAL OF THE COMPANY'S 2021 STOCK AWARD AND INCENTIVE PLAN.

4. RATIFICATION OF THE APPOINTMENT OF AN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.

5. APPROVAL OF AN AMENDMENT TO THE CERTIFICATE OF INCORPORATION TO LOWER THE OWNERSHIP THRESHOLD FOR SPECIAL SHAREHOLDER MEETINGS TO 15%

6. SHAREHOLDER PROPOSAL ON ADOPTION OF A BOARD POLICY THAT THE CHAIRPERSON OF THE BOARD BE AN INDEPENDENT DIRECTOR.

7. SHAREHOLDER PROPOSAL ON SHAREHOLDER RIGHT TO ACT BY WRITTEN CONSENT.

8. SHAREHOLDER PROPOSAL TO LOWER THE OWNERSHIP THRESHOLD FOR SPECIAL SHAREHOLDER MEETINGS TO 10%.

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UNITED RENTALS, INC. 911363109 MAY 6, 2021

1A. ELECTION OF DIRECTOR: JOSé B. ALVAREZ

1B. ELECTION OF DIRECTOR: MARC A. BRUNO

1C. ELECTION OF DIRECTOR: MATTHEW J. FLANNERY

1D. ELECTION OF DIRECTOR: BOBBY J. GRIFFIN

1E. ELECTION OF DIRECTOR: KIM HARRIS JONES

1F. ELECTION OF DIRECTOR: TERRI L. KELLY

1G. ELECTION OF DIRECTOR: MICHAEL J. KNEELAND

1H. ELECTION OF DIRECTOR: GRACIA C. MARTORE

1I. ELECTION OF DIRECTOR: FILIPPO PASSERINI

1J. ELECTION OF DIRECTOR: DONALD C. ROOF

1K. ELECTION OF DIRECTOR:SHIV SINGH

2. RATIFICATION OF APPOINTMENT OF PUBLIC ACCOUNTING FIRM.

3. ADVISORY APPROVAL OF EXECUTIVE COMPENSATION.

4. STOCKHOLDER PROPOSAL TO IMPROVE SHAREHOLDER WRITTEN CONSENT.

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LKQ CORPORATION 501889208 MAY 11, 2021

1A. ELECTION OF DIRECTOR: PATRICK BERARD

1B. ELECTION OF DIRECTOR: MEG A. DIVITTO

1C. ELECTION OF DIRECTOR: ROBERT M. HANSER

1D. ELECTION OF DIRECTOR: JOSEPH M. HOLSTEN

1E. ELECTION OF DIRECTOR: BLYTHE J. MCGARVIE

1F. ELECTION OF DIRECTOR: JOHN W. MENDEL

1G. ELECTION OF DIRECTOR: JODY G. MILLER

1H. ELECTION OF DIRECTOR: GUHAN SUBRAMANIAN

1I. ELECTION OF DIRECTOR: XAVIER URBAIN

1J. ELECTION OF DIRECTOR: JACOB H. WELCH

1K. ELECTION OF DIRECTOR: DOMINICK ZARCONE

2. RATIFICATION OF THE APPOINTMENT OF DELOITTE & TOUCHE LLP AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR OUR FISCAL YEAR ENDING DECEMBER 31, 2021.

3. APPROVAL, ON AN ADVISORY BASIS, OF THE COMPENSATION OF OUR NAMED EXECUTIVE OFFICERS.

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MKS INSTRUMENTS, INC. 55306N104 MAY 11, 2021

1. VOTE BOARD OF DIRECTORS:

1.1. ELECTION OF DIRECTOR: RAJEEV BATRA

1.2. ELECTION OF DIRECTOR: GERALD G. COLELLA

1.3. ELECTION OF DIRECTOR: ELIZABETH A. MORA

2. THE APPROVAL, ON AN ADVISORY BASIS, OF EXECUTIVE COMPENSATION.

3. THE RATIFICATION OF THE SELECTION OF PRICEWATERHOUSECOOPERS LLP AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE YEAR ENDING DECEMBER 31, 2021.

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LANDSTAR 515098101 MAY 12, 2021

1A. ELECTION OF DIRECTOR: JAMES B. GATTONI

1B. ELECTION OF DIRECTOR: ANTHONY J. ORLANDO

2. RATIFICATION OF THE APPOINTMENT OF KPMG LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR FISCAL YEAR 2021.

3. ADVISORY VOTE TO APPROVE EXECUTIVE COMPENSATION.

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CVS HEALTH CORPORATION 126650100 MAY 13, 2021

1A. ELECTION OF DIRECTOR: FERNANDO AGUIRRE

1B. ELECTION OF DIRECTOR: C. DAVID BROWN II

1C. ELECTION OF DIRECTOR: ALECIA A. DECOUDREAUX

1D. ELECTION OF DIRECTOR: NANCY-ANN M. DEPARLE

1E. ELECTION OF DIRECTOR: DAVID W. DORMAN

1F. ELECTION OF DIRECTOR: ROGER N. FARAH

1G. ELECTION OF DIRECTOR: ANNE M. FINUCANE

1H. ELECTION OF DIRECTOR: EDWARD J. LUDWIG

1I. ELECTION OF DIRECTOR: KAREN S. LYNCH

1J. ELECTION OF DIRECTOR: JEAN-PIERRE MILLON

1K. ELECTION OF DIRECTOR: MARY L. SCHAPIRO

1L. ELECTION OF DIRECTOR: WILLIAM C. WELDON

1M. ELECTION OF DIRECTOR: TONY L. WHITE

2. RATIFICATION OF THE APPOINTMENT OF OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR 2021.

3. SAY ON PAY, A PROPOSAL TO APPROVE, ON AN ADVISORY BASIS, THE COMPANY'S EXECUTIVE COMPENSATION.

4. STOCKHOLDER PROPOSAL FOR REDUCING THE THRESHOLD FOR OUR STOCKHOLDER RIGHT TO ACT BY WRITTEN CONSENT.

5. STOCKHOLDER PROPOSAL REGARDING OUR INDEPENDENT BOARD CHAIR.

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THERMO FISHER SCIENTIFIC, INC. 883556102 MAY 19, 2021

1A. ELECTION OF DIRECTOR: MARC N. CASPER

1B. ELECTION OF DIRECTOR: NELSON J. CHAI

1C. ELECTION OF DIRECTOR: C. MARTIN HARRIS

1D. ELECTION OF DIRECTOR: TYLER JACKS

1E. ELECTION OF DIRECTOR: R. ALEXANDRA KEITH

1F. ELECTION OF DIRECTOR: THOMAS J. LYNCH

1G. ELECTION OF DIRECTOR: JIM P. MANZI

1H. ELECTION OF DIRECTOR: JAMES C. MULLEN

1I. ELECTION OF DIRECTOR: LARS R. SØRENSEN

1J. ELECTION OF DIRECTOR: DEBORA L. SPAR

1K. ELECTION OF DIRECTOR: SCOTT M. SPERLING

1L. ELECTION OF DIRECTOR: DION J. WEISLER

2. AN ADVISORY VOTE TO APPROVE NAMED EXECUTIVE OFFICER COMPENSATION.

3. RATIFICATION OF THE AUDIT COMMITTEE'S SELECTION OF PRICEWATERHOUSECOOPERS LLP AS THE COMPANY'S INDEPENDENT AUDITORS FOR 2021.

4. A SHAREHOLDER PROPOSAL REGARDING SPECIAL SHAREHOLDER MEETINGS.

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FIDELITY NAT'L INFORMATION SERVICES, INC. 31620M106 MAY 19, 2021

1A. ELECTION OF DIRECTOR: ELLEN R. ALEMANY

1B. ELECTION OF DIRECTOR: JEFFREY A. GOLDSTEIN

1C. ELECTION OF DIRECTOR: LISA A. HOOK

1D. ELECTION OF DIRECTOR: KEITH W. HUGHES

1E. ELECTION OF DIRECTOR: GARY L. LAUER

1F. ELECTION OF DIRECTOR: GARY A. NORCROSS

1G. ELECTION OF DIRECTOR: LOUISE M. PARENT

1H. ELECTION OF DIRECTOR: BRIAN T. SHEA

1I. ELECTION OF DIRECTOR: JAMES B. STALLINGS, JR.

1J. ELECTION OF DIRECTOR:JEFFREY E. STIEFLER

2. ADVISORY VOTE ON FIDELITY NATIONAL INFORMATION SERVICES, INC. EXECUTIVE COMPENSATION.

3. TO RATIFY THE APPOINTMENT OF KPMG LLP AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR 2021.

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CHUBB LIMITED H1467J104 MAY 20, 2021

1.APPROVAL OF THE MANAGEMENT REPORT, STANDALONE FINANCIAL STATEMENTS AND CONSOLIDATED FINANCIAL STATEMENTS OF CHUBB LIMITED FOR THE YEAR ENDED DECEMBER 31, 2020.

2A. ALLOCATION OF DISPOSABLE PROFIT.

2B. DISTRIBUTION OF A DIVIDEND OUT OF LEGAL RESERVES (BY WAY OF RELEASE AND ALLOCATION TO A DIVIDEND RESERVE).

3. DISCHARGE OF THE BOARD OF DIRECTORS.

4A. ELECTION OF PRICEWATERHOUSECOOPERS AG (ZURICH) AS OUR STATUTORY AUDITOR.

4B. RATIFICATION OF APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP (UNITED STATES) AS INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR PURPOSES OF U.S. SECURITIES LAW REPORTIING.

4C. ELECTION OF BDO AG (ZURICH) AS SPECIAL AUDIT FIRM.

5A. ELECTION OF DIRECTOR: EVAN G. GREENBERG

5B. ELECTION OF DIRECTOR: MICHAEL P. CONNORS

5C. ELECTION OF DIRECTOR: MICHAEL G. ATIEH

5D. ELECTION OF DIRECTOR: SHEILA P. BURKE

5E. ELECTION OF DIRECTOR: MARY CIRILLO

5F. ELECTION OF DIRECTOR: ROBERT J. HUGIN

5G. ELECTION OF DIRECTOR: ROBERT W. SCULLY

5H. ELECTION OF DIRECTOR: EUGENE B. SHANKS, JR.

5I. ELECTION OF DIRECTOR: THEODORE E. SHASTA

5J. ELECTION OF DIRECTOR: DAVID H. SIDWELL

5K. ELECTION OF DIRECTOR: OLIVIER STEIMER

5L. ELECTION OF DIRECTOR: LUIS TéLLEZ

5M. ELECTION OF DIRECTOR: FRANCES F. TOWNSEND

6. ELECTION OF EVAN G. GREENBERG AS CHAIRMAN OF THE BOARD OF DIRECTORS.

7A. ELECTION OF DIRECTOR OF THE COMPENSATION COMMITTEE: MICHAEL P. CONNORS

7B. ELECTION OF DIRECTOR OF THE COMPENSATION COMMITTEE: MARY CIRILLO

7C. ELECTION OF DIRECTOR OF THE COMPENSATION COMMITTEE: FRANCES F. TOWNSEND

8. ELECTION OF HOMBURGER AG AS INDEPENDENT PROXY.

9. APPROVAL OF THE CHUBB LIMITED 2016 LONG-TERM INCENTIVE PLAN, AS AMENDED AND RESTATED.

10. REDUCTION OF SHARE CAPITAL.

11A. COMPENSATION OF THE BOARD OF DIRECTORS UNTIL THE NEXT ANNUAL GENERAL MEETING.

11B. COMPENSATION OF EXECUTIVE MANAGEMENT FOR THE NEXT CALENDAR YEAR.

12. ADVISORY VOTE TO APPROVE EXECUTIVE COMPENSATION UNDER U.S. SECURITIES LAW REQUIREMENTS.

A. IF A NEW AGENDA ITEM OR A NEW PROPOSAL FOR AN EXISTING AGENDA ITEM IS PUT BEFORE THE MEETING,  I/WE HEREBY AUTHORIZE AND INSTRUCT THE INDEPENDENT PROXY TO VOTE AS FOLLOWS.

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ON SEMICONDUCTOR CORPORATION 682189105 MAY 20, 2021

1A. ELECTION OF DIRECTOR TO SERVE UNTIL 2022 ANNUAL MEETING: ATSUSHI ABE

1B. ELECTION OF DIRECTOR TO SERVE UNTIL 2022 ANNUAL MEETING: ALAN CAMPBELL

1C. ELECTION OF DIRECTOR TO SERVE UNTIL 2022 ANNUAL MEETING: SUSAN K. CARTER

1D. ELECTION OF DIRECTOR TO SERVE UNTIL 2022 ANNUAL MEETING: THOMAS L. DEITRICH

1E. ELECTION OF DIRECTOR TO SERVE UNTIL 2022 ANNUAL MEETING: GILLES DELFASSY

1F. ELECTION OF DIRECTOR TO SERVE UNTIL 2022 ANNUAL MEETING: HASSANE S. EL-KHOURY

1G. ELECTION OF DIRECTOR TO SERVE UNTIL 2022 ANNUAL MEETING: BRUCE E. KIDDOO

1H. ELECTION OF DIRECTOR TO SERVE UNTIL 2022 ANNUAL MEETING: PAUL A. MASCARENAS

1I. ELECTION OF DIRECTOR TO SERVE UNTIL 2022 ANNUAL MEETING: GREGORY L. WATERS

1J. ELECTION OF DIRECTOR TO SERVE UNTIL 2022 ANNUAL MEETING: CHRISTINE Y. YAN

2. ADVISORY (NON-BINDING) RESOLUTION TO APPROVE THE COMPENSATION OF OUR NAMED EXECUTIVE OFFICERS.

3. RATIFICATION OF THE SELECTION OF PRICEWATERHOUSECOOPERS LLP AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE YEAR ENDING DECEMBER 31, 2021.

4. APPROVAL OF AN AMENDMENT TO THE ON SEMICONDUCTOR CORPORATION 2000 EMPLOYEE STOCK PURCHASE PLAN.

5. APPROVAL OF AMENDMENTS TO THE ON SEMICONDUCTOR CORPORATION AMENDED AND RESTATED STOCK INCENTIVE PLAN.

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AMAZON.COM, INC. 023135106 MAY 26, 2021

1A. ELECTION OF DIRECTOR: JEFFREY P. BEZOS

1B. ELECTION OF DIRECTOR: KEITH B. ALEXANDER

1C. ELECTION OF DIRECTOR: JAMIE S. GORELICK

1D. ELECTION OF DIRECTOR: DANIEL P. HUTTENLOCHER

1E. ELECTION OF DIRECTOR: JUDITH A. MCGRATH

1F. ELECTION OF DIRECTOR: INDRA K. NOOYI

1G. ELECTION OF DIRECTOR: JONATHAN J. RUBINSTEIN

1H. ELECTION OF DIRECTOR: THOMAS O. RYDER

1I. ELECTION OF DIRECTOR: PATRICIA Q. STONESIFER

1J. ELECTION OF DIRECTOR: WENDELL P. WEEKS

2. RATIFICATION OF THE APPOINTMENT OF ERNST & YOUNG LLP AS INDEPENDENT AUDITORS.

3. ADVISORY VOTE TO APPROVE EXECUTIVE COMPENSATION.

4. SHAREHOLDER PROPOSAL REQUESTING A REPORT ON CUSTOMER DUE DILIGENCE.

5. SHAREHOLDER PROPOSAL REQUESTING A MANDATORY INDEPENDENT BOARD CHAIR POLICY.

6. SHAREHOLDER PROPOSAL REQUESTING ADDITIONAL REPORTING ON GENDER/RACIAL PAY.

7. SHAREHOLDER PROPOSAL REQEUSTING A REPORT ON PROMOTION DATA.

8. SHAREHOLDER PROPOSAL REQUESTING A REPORT ON PACKAGING MATERIALS.

9. SHAREHOLDER PROPOSAL REQUESTING A DIVERSITY AND EQUITY AUDIT REPORT.

10. SHAREHOLDER PROPOSAL REQUESTING AN ALTERNATIVE DIRECTOR CANDIDATE POLICY.

11. SHAREHOLDER PROPOSAL REQUESTING A REPORT ON COMPETITION STRATEGY AND RISK.

12. SHAREHOLDER PROPOSAL REQUESTING AN ADDITIONAL REDUCTION IN THRESHOLD FOR CALLING SPECIAL SHAREHOLDER MEETINGS.

13. SHAREHOLDER PROPOSAL REQUESTING ADDITIONAL REPORTING ON LOBBYING.

14. SHAREHOLDER PROPOSAL REQUESTING A REPORT ON CUSTOMER USE OF CERTAIN TECHNOLOGIES.

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COGNIZANT TECHNOLOGY SOLUTIONS CORP. 192446102 JUNE 1, 2021

1A. ELECTION OF DIRECTOR TO SERVE UNTIL 2022 ANNUAL MEETING: ZEIN ABDALLA

1B. ELECTION OF DIRECTOR TO SERVE UNTIL 2022 ANNUAL MEETING: VINITA BALI

1C. ELECTION OF DIRECTOR TO SERVE UNTIL 2022 ANNUAL MEETING: MAUREEN BREAKIRON-EVANS

1D. ELECTION OF DIRECTOR TO SERVE UNTIL 2022 ANNUAL MEETING: ARCHANA DESKUS

1E. ELECTION OF DIRECTOR TO SERVE UNTIL 2022 ANNUAL MEETING: JOHN M. DINEEN

1F. ELECTION OF DIRECTOR TO SERVE UNTIL 2022 ANNUAL MEETING: BRIAN HUMPHRIES

1G. ELECTION OF DIRECTOR TO SERVE UNTIL 2022 ANNUAL MEETING: LEO S. MACKAY, JR.

1H. ELECTION OF DIRECTOR TO SERVE UNTIL 2022 ANNUAL MEETING:MICHAEL PATSALOS-FOX

1I. ELECTION OF DIRECTOR TO SERVE UNTIL 2022 ANNUAL MEETING: JOSEPH M. VELLI

1J. ELECTION OF DIRECTOR TO SERVE UNTIL 2022 ANNUAL MEETING: SANDRA S. WIJNBERG

2. APPROVE, ON AN ADVISORY (NON-BINDING) BASIS, THE COMPENSATION OF THE COMPANY'S NAMED EXECUTIVE OFFICERS.

3. RATIFY THE APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE YEAR ENDING DECEMBER 31, 2021.

4. SHAREHOLDER PROPOSAL REQUESTING THAT THE BOARD OF DIRECTORS TAKE ACTION AS NECESSARY TO PERMIT SHAREHOLDER ACTION BY WRITTEN CONSENT.

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ALPHABET, INC. 02079K305 JUNE 2, 2021

1A. ELECTION OF DIRECTOR: LARRY PAGE

1B. ELECTION OF DIRECTOR: SERGEY BRIN

1C. ELECTION OF DIRECTOR: SUNDAR PICHAI

1D. ELECTION OF DIRECTOR: JOHN L. HENNESSY

1E. ELECTION OF DIRECTOR: FRANCES H. ARNOLD

1F. ELECTION OF DIRECTOR: L. JOHN DOERR

1G. ELECTION OF DIRECTOR: ROGER W. FERGUSON, JR.

1H. ELECTION OF DIRECTOR: ANN MATHER

1I. ELECTION OF DIRECTOR: ALAN R. MULALLY

1J. ELECTION OF DIRECTOR: K. RAM SHRIRAM

1K. ELECTION OF DIRECTOR: ROBIN L. WASHINGTON

2. RATIFICATION OF THE APPOINTMENT OF ERNST & YOUNG LLP AS ALPHABET'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING DECEMBER 31, 2021.

3. APPROVAL OF ALPHABET'S 2021 STOCK PLAN.

4. A STOCKHOLDER PROPOSAL REGARDING EQUAL SHAREHOLDER VOTING, IF PROPERLY PRESENTED AT THE MEETING.

5. A STOCKHOLDER PROPOSAL REGARDING THE NOMINATIN OF HUMAN RIGHTS AND/OR CIVIL RIGHTS EXPERT TO THE BOARD, IF PROPERLY PRESENTED AT THE MEETING.

6. A STOCKHOLDER PROPOSAL REGARDING A REPORT ON SUSTAINABILITY METRICS, IF PROPERLY PRESENTED AT THE MEETING.

7. A STOCKHOLDER PROPOSAL REGARDING A REPORT ON TAKEDOWN REQUESTS, IF PROPERLY PRESENTED AT THE MEETING.

8. A STOCKHOLDER PROPOSAL REGARDING A REPORT ON WHISTLEBLOWER POLICIES AND PRACTICES, IF PROPERLY PRESENTED AT THE MEETING.

9. A STOCKHOLDER PROPOSAL REGARDING A REPORT ON CHARITABLE CONTRIBUTIONS, IF PROPERLY PRESENTED AT THE MEETING.

10. A STOCKHOLDER PROPOSAL REGARDING A REPORT ON RISKS RELATED TO ANTICOMPETITIVE PRACTICES, IF PROPERLY PRESENTED AT THE MEETING.

11. A STOCKHOLDER PROPOSAL REGARDING A TRANSITION TO A PUBLIC BENEFIT CORPORATION, IF PROPERLY PRESENTED AT THE MEETING.

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AKAMAI TECHNOLOGIES, INC. 00971T101 JUNE 3, 2021

1A. ELECTION OF DIRECTOR: SHARON BOWEN

1B. ELECTION OF DIRECTOR: MARIANNE BROWN

1C. ELECTION OF DIRECTOR: MONTE FORD

1D. ELECTION OF DIRECTOR: JILL GREENTHAL

1E. ELECTION OF DIRECTOR: DAN HESSE

1F. ELECTION OF DIRECTOR: TOM KILLALEA

1G. ELECTION OF DIRECTOR: TOM LEIGHTON

1H. ELECTION OF DIRECTOR: JONATHAN MILLER

1I. ELECTION OF DIRECTOR: MADHU RANGANATHAN

1J. ELECTION OF DIRECTOR: BEN VERWAAYEN

1K. ELECTION OF DIRECTOR: BILL WAGNER

2. TO APPROVE AN AMENDMENT AND RESTATEMENT OF THE AKAMAI TECHNOLOGIES, INC. 2013 STOCK INCENTIVE PLAN.

3. TO APPROVE, ON AN ADVISORY BASIS, OUR EXECUTIVE OFFICER COMPENSATION.

4. TO RATIFY THE SELECTION OF PRICEWATERHOUSECOOPERS LLP AS OUR INDEPENDENT AUDITORS FOR THE FISCAL YEAR ENDING DECEMBER 31, 2021.

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UNITEDHEALTH GROUP, INC. 91324P102 JUNE 7, 2021

1A. ELECTION OF DIRECTOR: RICHARD T. BURKE

1B. ELECTION OF DIRECTOR: TIMOTHY P. FLYNN

1C. ELECTION OF DIRECTOR: STEPHEN J. HEMSLEY

1D. ELECTION OF DIRECTOR: MICHELE J. HOOPER

1E. ELECTION OF DIRECTOR: F. WILLIAM MCNABB III

1F. ELECTION OF DIRECTOR: VALERIE C. MONTGOMERY RICE, M.D.

1G. ELECTION OF DIRECTOR: JOHN H. NOSEWORTHY, M.D.

1H. ELECTION OF DIRECTOR: GAIL R. WILENSKY, PH.D.

1I. ELECTION OF DIRECTOR: ANDREW WITTY

2. ADVISORY APPROVAL OF THE COMPANY'S EXECUTIVE COMPENSATION.

3. RATIFICATION OF THE APPOINTMENT OF DELOITTE & TOUCHE LLP AS THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE COMPANY FOR THE YEAR ENDING DECEMBER 31, 2021.

4. APPROVAL OF AN AMENDMENT TO THE UNITEDHEALTH GROUP 1993 EMPLOYEE STOCK PURCHASE PLAN.

5. IF PROPERLY PRESENTED AT THE 2021 ANNUAL MEETING OF SHAREHOLDERS, THE SHAREHOLDER PROPOSAL SET FORTH IN THE PROXY STATEMENT REQUESTING A REDUCTION OF THE SHARE OWNERSHIP THRESHOLD FOR CALLING A SPECIAL MEETING OF SHAREHOLDERS.

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DOLLAR TREE, INC. 256746108 JUNE 10, 2021

1A. ELECTION OF DIRECTOR: ARNOLD S. BARRON

1B. ELECTION OF DIRECTOR: GREGORY M. BRIDGEFORD

1C. ELECTION OF DIRECTOR: THOMAS W. DICKSON

1D. ELECTION OF DIRECTOR: LEMUEL E. LEWIS

1E. ELECTION OF DIRECTOR: JEFFREY G. NAYLOR

1F. ELECTION OF DIRECTOR: WINNIE Y. PARK

1G. ELECTION OF DIRECTOR: BOB SASSER

1H. ELECTION OF DIRECTOR: STEPHANIE P. STAHL

1I. ELECTION OF DIRECTOR: CARRIE A. WHEELER

1J. ELECTION OF DIRECTOR: THOMAS E. WHIDDON

1K. ELECTION OF DIRECTOR: MICHAEL Q. WITYNSKI

2. TO APPROVE, BY A NON-BINDING ADVISORY VOTE, THE COMPENSATION OF THE COMPANY'S NAMED EXECUTIVE OFFICERS.

3. TO RATIFY THE SELECTION OF KPMG LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR 2021.

4. TO APPROVE THE COMPANY'S 2021 OMNIBUS INCENTIVE PLAN.

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REGENERON PHARMACEUTICAL, INC. 75886F107 JUNE 11, 2021

1A. ELECTION OF DIRECTOR: N. ANTHONY COLES, M.D.

1B. ELECTION OF DIRECTOR: ARTHUR F. RYAN

1C. ELECTION OF DIRECTOR: GEORGE L. SING

1D. ELECTION OF DIRECTOR: MARC TESSIER-LAVIGNE, PH.D.

2. RATIFICATION  OF THE APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING DECEMBER 31, 2021.

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ACTIVISION BLIZZARD, INC. 00507V109 JUNE 14, 2021

1A. ELECTION OF DIRECTOR: REVETA BOWERS

1B. ELECTION OF DIRECTOR: ROBERT CORTI

1C. ELECTION OF DIRECTOR: HENDRIK HARTONG III

1D. ELECTION OF DIRECTOR: BRIAN KELLY

1E. ELECTION OF DIRECTOR: ROBERT KOTICK

1F. ELECTION OF DIRECTOR: BARRY MEYER

1G. ELECTION OF DIRECTOR: ROBERT MORGADO

1H. ELECTION OF DIRECTOR: PETER NOLAN

1I. ELECTION OF DIRECTOR: DAWN OSTROFF

1J. ELECTION OF DIRECTOR: CASEY WASSERMAN

2. TO PROVIDE ADVISORY APPROVAL OF OUR EXECUTIVE COMPENSATION.

3. TO RATIFY THE APPOINTMENT OF PRICEWATERHOUSE COOPERS LLP AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR 2021.

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MASTERCARD, INC. 57636Q104 JUNE 22, 2021

1A. ELECTION OF DIRECTOR: AJAY BANGA

1B. ELECTION OF DIRECTOR: MERIT E. JANOW

1C. ELECTION OF DIRECTOR: RICHARD K. DAVIS

1D. ELECTION OF DIRECTOR: STEVEN J. FREIBERG

1E. ELECTION OF DIRECTOR: JULIUS GENACHOWSKI

1F. ELECTION OF DIRECTOR: CHOON PHONG GOH

1G. ELECTION OF DIRECTOR: OKI MATSUMOTO

1H. ELECTION OF DIRECTOR: MICHAEL MIEBACH

1I. ELECTION OF DIRECTOR: YOUNGME MOON

1J. ELECTION OF DIRECTOR: RIMA QURESHI

1K. ELECTION OF DIRECTOR: JOSé OCTAVIO REYES LAGUNES

1L. ELECTION OF DIRECTOR: GABRIELLE SULZBERGER

1M. ELECTION OF DIRECTOR: JACKSON TAI

1N. ELECTION OF DIRECTOR: LANCE UGGLA

2. ADVISORY APPROVAL OF MASTERCARD'S EXECUTIVE COMPENSATION.

3. RATIFICATION OF THE APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR MASTERCARD FOR 2021.

4. APPROVAL OF THE AMENDMENT AND RESTATEMENT OF THE MASTERCARD INCORPORATED 2006 LONG TERM INCENTIVE PLAN.

5. APPROVAL OF THE AMENDMENT AND RESTATEMENT OF THE MASTERCARD INCORPORATED 2006 NON-EMPLOYEE DIRECTOR EQUITY COMPENSATION PLAN.

6. APPROVAL OF AMENDMENTS TO MASTERCARD'S CERTIFICATE OF INCORPORATION TO REMOVE SUPERMAJORITY VOTING REQUIREMENTS.

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Manor Investment Funds

Proxy Voting History

Votes Cast for the Manor Core Fund

Company Information	Proposal	Mgmt Rec.	Vote Cast	Sponsor
MICROCHIP TECHNOLOGY INCORPORATED 595017104 AUGUST 18, 2020

1A. ELECTION OF DIRECTOR: STEVE SANGHI

1B. ELECTION OF DIRECTOR: MATTHEW W. CHAPMAN

1C. ELECTION OF DIRECTOR: L.B. DAY

1D. ELECTION OF DIRECTOR: ESTHER L. JOHNSON

1E. ELECTION OF DIRECTOR: WADE F. MEYERCORD

2. PROPOSAL TO RATIFY THE APPOINTMENT OF ERNST & YOUNG LLP AS THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM OF MICROCHIP FOR THE FISCAL YEAR ENDING MARCH 31, 2021.

3. PROPOSAL TO APPROVE, ON AN ADVISORY (NON-BINDING) BASIS, THE COMPENSATION OF OUR NAMED EXECUTIVES.

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NETAPP, INC. 64110D104 SEPTEMBER 10, 2020

1A. ELECTION OF DIRECTOR: T. MICHAEL NEVENS

1B. ELECTION OF DIRECTOR: DEEPAK AHUJA

1C. ELECTION OF DIRECTOR: GERALD HELD

1D. ELECTION OF DIRECTOR: KATHRYN M. HILL

1E. ELECTION OF DIRECTOR: DEBORAH L. KERR

1F. ELECTION OF DIRECTOR: GEORGE KURIAN

1G. ELECTION OF DIRECTOR: SCOTT F. SCHENKEL

1H. ELECTION OF DIRECTOR: GEORGE T. SHAHEEN

2. TO HOLD AN ADVISORY VOTE TO APPROVE NAMED EXECUTIVE OFFICER COMPENSATION.

3. TO RATIFY THE APPOINTMENT OF DELOITTE & TOUCHE LLP AS NETAPP'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING APRIL 30, 2021.

4. TO APPROVE A STOCKHOLDER PROPOSAL FOR STOCKHOLDER ACTION BY WRITTEN CONSENT.

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MICROSOFT CORPORATION 594918104 DECEMBER 2, 2020

1A. ELECTION OF DIRECTOR: REID G. HOFFMAN

1B. ELECTION OF DIRECTOR: HUGH F. JOHNSTON

1C. ELECTION OF DIRECTOR: TERI L. LIST-STOLL

1D. ELECTION OF DIRECTOR: SATYA NADELLA

1E. ELECTION OF DIRECTOR: SANDRA E. PETERSON

1F. ELECTION OF DIRECTOR: PENNY S. PRITZKER

1G. ELECTION OF DIRECTOR: CHARLES W. SCHARF

1H. ELECTION OF DIRECTOR: ARNE M. SORENSON

1I. ELECTION OF DIRECTOR: JOHN W. STANTON

1J. ELECTION OF DIRECTOR: JOHN W. THOMPSON

1K. ELECTION OF DIRECTOR: EMMA N. WALMSLEY

1L. ELECTION OF DIRECTOR: PADMASREE WARRIOR

2. ADVISORY VOTE TO APPROVE NAMED EXECUTIVE OFFICER COMPENSATION.

3. RATIFICATION OF DELOITTE & TOUCHE LLP AS OUR INDEPENDENT AUDITOR FOR FISCAL YEAR 2021.

4. SHAREHOLDER PROPOSAL - REPORT ON EMPLOYEE REPRESENTAITON ON BOARD OF DIRECTORS.

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D.R. HORTON, INC. 23331A109 JANUARY 20, 2021

1A. ELECTION OF DIRECTOR: DONALD R. HORTON

1B. ELECTION OF DIRECTOR: BARBARA K. ALLEN

1C. ELECTION OF DIRECTOR: BRAD S. ANDERSON

1D. ELECTION OF DIRECTOR: MICHAEL R. BUCHANAN

1E. ELECTION OF DIRECTOR: MICHAEL W. HEWATT

1F. ELECTION OF DIRECTOR: MARIBESS L. MILLER

2. APPROVAL OF THE ADVISORY RESOLUTION ON EXECUTIVE COMPENSATION.

3. RATIFY THE APPOINTMENT OF ERNST & YOUNG LLP AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.

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AMERISOURCEBERGEN

CORPORATION 03073E105 MARCH 11, 2021

1A. ELECTION OF DIRECTOR: ORNELLA BARRA

1B. ELECTION OF DIRECTOR: STEVEN H. COLLIS

1C. ELECTION OF DIRECTOR: D. MARK DURCAN

1D. ELECTION OF DIRECTOR: RICHARD W. GOCHNAUER

1E. ELECTION OF DIRECTOR: LON R. GREENBERG

1F. ELECTION OF DIRECTOR: JANE E. HENNEY, M.D.

1G. ELECTION OF DIRECTOR: KATHLEEN W. HYLE

1H. ELECTION OF DIRECTOR: MICHAEL J. LONG

1I. ELECTION OF DIRECTOR: HENRY W. MCGEE

1J. ELECTION OF DIRECTOR: DENNIS M. NALLY

2. RATIFICATION OF ERNST & YOUNG LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR FISCAL YEAR 2021.

3. ADVISORY VOTE TO APPROVE THE COMPENSATION OF NAMED EXECUTIVE OFFICERS.

4. STOCKHOLDER PROPOSAL, IF PROPERLY PRESENTED, TO ADOPT A POLICY THAT THE CHAIR OF THE BOARD BE AN INDEPENDENT DIRECTOR.

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APPLIED MATERIALS, INC. 038222105 MARCH 11, 2021

1A. ELECTION OF DIRECTOR: RANI BORKAR

1B. ELECTION OF DIRECTOR: JUDY BRUNER

1C. ELECTION OF DIRECTOR: XUN (ERIC) CHEN

1D. ELECTION OF DIRECTOR: AART J. DE GEUS

1E. ELECTION OF DIRECTOR: GARY E. DICKERSON

1F. ELECTION OF DIRECTOR: THOMAS J. IANNOTTI

1G. ELECTION OF DIRECTOR: ALEXANDER A. KARSNER

1H. ELECTION OF DIRECTOR: ADRIANNA C. MA

1I. ELECTION OF DIRECTOR: YVONNE MCGILL

1J. ELECTION OF DIRECTOR: SCOTT A. MCGREGOR

2. APPROVAL, ON AN ADVISORY BASIS, OF THE COMPENSATION OF APPLIED MATERIALS' NAMED EXECUTIVE OFFICERS FOR FISCAL YEAR 2020.

3. RATIFICATION OF THE APPOINTMENT OF KPMG LLP AS APPLIED MATERIALS' INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR FISCAL YEAR 2021.

4. APPROVAL OF THE AMENDED AND RESTATED EMPLOYEE STOCK INCENTIVE PLAN.

5. APPROVAL OF THE OMNIBUS EMPLOYEES' STOCK PURCHASE PLAN.

6. SHAREHOLDER PROPOSAL TO ADOPT A POLICY, AND AMEND OUR GOVERNING DOCUMENTS AS NECESSARY, TO REQUIRE THE CHAIRMAN OF THE BOARD TO BE INDEPENDENT WHENEVER POSSIBLE INCLUDING THE NEXT CHAIRMAN OF THE BOARD TRANSITION.

7. SHAREHOLDER PROPOSAL TO IMPROVE THE EXECUTIVE COMPENSATION PROGRAM AND POLICY TO INCLUDE CEO PAY RATIO AND OTHER FACTORS.

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AVERY DENNISON CORPORATION 053611109 APRIL 22, 2021

1A. ELECTION OF DIRECTOR: BRADLEY ALFORD

1B. ELECTION OF DIRECTOR: ANTHONY ANDERSON

1C. ELECTION OF DIRECTOR: MARK BARRENECHEA

1D. ELECTION OF DIRECTOR: MITCHELL BUTIER

1E. ELECTION OF DIRECTOR: KEN HICKS

1F. ELECTION OF DIRECTOR: ANDRES LOPEZ

1G. ELECTION OF DIRECTOR: PATRICK SIEWERT

1H. ELECTION OF DIRECTOR: JULIA STEWART

1I. ELECTION OF DIRECTOR: MARTHA SULLIVAN

2. APPROVAL, ON AN ADVISORY BASIS, OF OUR EXECUTIVE COMPENSATION.

3. RATIFICATION OF THE APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR FISCAL YEAR 2021.

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AES CORPORATION 00130H105 APRIL 22, 2021

1A. ELECTION OF DIRECTOR: JANET G. DAVIDSON

1B. ELECTION OF DIRECTOR: ANDRéS R. GLUSKI

1C. ELECTION OF DIRECTOR: TARUN KHANNA

1D. ELECTION OF DIRECTOR: HOLLY K. KOEPPEL

1E. ELECTION OF DIRECTOR: JULIA M. LAULIS

1F. ELECTION OF DIRECTOR: JAMES H. MILLER

1G. ELECTION OF DIRECTOR: ALAIN MONIé

1H. ELECTION OF DIRECTOR: JOHN B. MORSE, JR.

1I. ELECTION OF DIRECTOR: MOISéS NAíM

1J. ELECTION OF DIRECTOR: TERESA M. SEBASTIAN

2. TO APPROVE, ON AN ADVISORY BASIS, THE COMPANY'S EXECUTIVE COMPENSATION.

3. TO RATIFY THE APPOINTMENT OF ERNST & YOUNG LLP AS THE INDEPENDENT AUDITOR OF THE COMPANY FOR FISCAL YEAR 2021.

4. TO VOTE ON A NON-BINDING STOCKHOLDER PROPOSAL SEEKING TO ADOPT A BY-LAW TO SUBJECT ANY BY-LAW OR CHARTER AMENDMENTS TO A STOCKHOLDER VOTE.

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PNC FINANCIAL SERVICES GROUP, INC. 693475105 APRIL 27, 2021

1A. ELECTION OF DIRECTOR: JOSEPH ALVARADO

1B. ELECTION OF DIRECTOR: CHARLES E. BUNCH

1C. ELECTION OF DIRECTOR: DEBRA A. CAFARO

1D. ELECTION OF DIRECTOR: MARJORIE RODGERS CHESHIRE

1E. ELECTION OF DIRECTOR: DAVID L. COHEN

1F. ELECTION OF DIRECTOR: WILLIAM S. DEMCHAK

1G. ELECTION OF DIRECTOR: ANDREW T. FELDSTEIN

1H. ELECTION OF DIRECTOR: RICHARD J. HARSHMAN

1I. ELECTION OF DIRECTOR: DANIEL R. HESSE

1J. ELECTION OF DIRECTOR: LINDA R. MEDLER

1K. ELECTION OF DIRECTOR: MARTIN PFINSGRAFF

1L. ELECTION OF DIRECTOR: TONI TOWNES-WHITLEY

1M. ELECTION OF DIRECTOR: MICHAEL J. WARD

2. RATIFICATION OF THE AUDIT COMMITTEE'S SELECTION OF PRICEWATERHOUSECOOPERS LLP AS PNC'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR 2021.

3. ADVISORY VOTE TO APPROVE NAMED EXECUTIVE OFFICER COMPENSATION.

4. SHAREHOLDER PROPOSAL REGARDING REPORT ON RISK MANAGEMENT AND THE NUCLEAR WEAPONS INDUSTRY.

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CHARTER COMMUNICATIONS, INC. 16119P108 APRIL 27, 2021

1A. ELECTION OF DIRECTOR: W. LANCE CONN

1B. ELECTION OF DIRECTOR: KIM C. GOODMAN

1C. ELECTION OF DIRECTOR: CRAIG A. JACOBSON

1D. ELECTION OF DIRECTOR: GREGORY B. MAFFEI

1E. ELECTION OF DIRECTOR: JOHN D. MARKLEY, JR.

1F. ELECTION OF DIRECTOR: DAVID C. MERRITT

1G. ELECTION OF DIRECTOR: JAMES E. MEYER

1H. ELECTION OF DIRECTOR: STEVEN A. MIRON

1I. ELECTION OF DIRECTOR: BALAN NAIR

1J. ELECTION OF DIRECTOR: MICHAEL A. NEWHOUSE

1K. ELECTION OF DIRECTOR: MAURICIO RAMOS

1L. ELECTION OF DIRECTOR: THOMAS M. RUTLEDGE

1M. ELECTION OF DIRECTOR: ERIC L. ZINTERHOFER

2. THE RATIFICATION OF THE APPOINTMENT OF KPMG LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE YEAR ENDED DECEMBER 31, 2021.

3. STOCKHOLDER PROPOSAL REGARDING LOBBYING ACTIVITIES.

4. STOCKHOLDER PROPOSAL REGARDING CHAIRMAN OF THE BOARD AND CEO ROLES.

5. STOCKHOLDER PROPOSAL REGARDING DIVERSITY AND INCLUSION EFFORTS.

6. STOCKHOLDER PROPOSAL REGARDING DISCLOSURE OF GREENHOUSE GAS EMISSIONS.

7. STOCKHOLDER PROPOSAL REGARDING EEO-1 REPORTS.

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CABOT OIL & GAS CORPORATION 127097103 APRIL 29, 2021

1. DIRECTOR

DOROTHY M. ABLES

RHYS J. BEST

ROBERT S. BOSWELL

AMANDA M. BROCK

PETER B. DELANEY

DAN O. DINGES

W. MATT RALLS

MARCUS A. WATTS

2. TO RATIFY THE APPOINTMENT OF THE FIRM PRICEWATERHOUSECOOPERS LLP AS THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE COMPANY FOR ITS 2021 FISCAL YEAR.

3. TO APPROVE, BY NON-BINDING ADVISORY VOTE, THE COMPENSATION OF OUR NAMED EXECUTIVE OFFICERS.

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VALERO ENERGY CORPORATION 91913Y100 APRIL 29, 2021

1A. ELECTION OF DIRECTOR TO SERVE UNTIL THE 2022 ANNUAL MEETING OF STOCKHOLDERS: H. PAULETT EBERHART

1B. ELECTION OF DIRECTOR TO SERVE UNTIL THE 2022 ANNUAL MEETING OF STOCKHOLDERS: JOSEPH W. GORDER

1C. ELECTION OF DIRECTOR TO SERVE UNTIL THE 2022 ANNUAL MEETING OF STOCKHOLDERS: KIMBERLY S. GREENE

1D. ELECTION OF DIRECTOR TO SERVE UNTIL THE 2022 ANNUAL MEETING OF STOCKHOLDERS: DEBORAH P. MAJORAS

1E. ELECTION OF DIRECTOR TO SERVE UNTIL THE 2022 ANNUAL MEETING OF STOCKHOLDERS: ERIC D. MULLINS

1F. ELECTION OF DIRECTOR TO SERVE UNTIL THE 2022 ANNUAL MEETING OF STOCKHOLDERS: DONALD L. NICKLES

1G. ELECTION OF DIRECTOR TO SERVE UNTIL THE 2022 ANNUAL MEETING OF STOCKHOLDERS: PHILIP J. PFEIFFER

1H. ELECTION OF DIRECTOR TO SERVE UNTIL THE 2022 ANNUAL MEETING OF STOCKHOLDERS: ROBERT A. PROFUSEK

1I. ELECTION OF DIRECTOR TO SERVE UNTIL THE 2022 ANNUAL MEETING OF STOCKHOLDERS: STEPHEN M. WATERS

1J. ELECTION OF DIRECTOR TO SERVE UNTIL THE 2022 ANNUAL MEETING OF STOCKHOLDERS: RANDALL J. WEISENBURGER

1K. ELECTION OF DIRECTOR TO SERVE UNTIL THE 2022 ANNUAL MEETING OF STOCKHOLDERS: RAYFORD WILKINS, JR.

2. RATIFY THE APPOINTMENT OF KPMG LLP AS VALERO'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR 2021.

3. APPROVE, BY NON-BINDING VOTE, THE 2020 COMPENSATION OF OUR NAMED EXECUTIVE OFFICERS.

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AT & T, INC. 00206R102 APRIL 30, 2021

1A. ELECTION OF DIRECTOR: WILLIAM E. KENNARD

1B. ELECTION OF DIRECTOR: SAMUEL A. DI PIAZZA, JR.

1C. ELECTION OF DIRECTOR: SCOTT T. FORD

1D. ELECTION OF DIRECTOR: GLENN H. HUTCHINS

1E. ELECTION OF DIRECTOR: DEBRA L. LEE

1F. ELECTION OF DIRECTOR: STEPHEN J. LUCZO

1G. ELECTION OF DIRECTOR: MICHAEL B. MCCALLISTER

1H. ELECTION OF DIRECTOR: BETH E. MOONEY

1I. ELECTION OF DIRECTOR: MATTHEW K. ROSE

1J. ELECTION OF DIRECTOR: JOHN T. STANKEY

1K. ELECTION OF DIRECTOR: CYNTHIA B. TAYLOR

1L. ELECTION OF DIRECTOR: GEOFFREY Y. YANG

2. RATIFICATION OF APPOINTMENT OF INDEPENDENT AUDITORS.

3. ADVISORY APPROVAL OF EXECUTIVE COMPENSATION.

4. STOCKHOLDER RIGHT TO ACT BY WRITTEN CONSENT.

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PEPSICO, INC. 713448108 MAY 5, 2021

1A. ELECTION OF DIRECTOR: SEGUN AGBAJE

1B. ELECTION OF DIRECTOR: SHONA L. BROWN

1C. ELECTION OF DIRECTOR: CESAR CONDE

1D. ELECTION OF DIRECTOR: IAN COOK

1E. ELECTION OF DIRECTOR: DINA DUBLON

1F. ELECTION OF DIRECTOR: MICHELLE GASS

1G. ELECTION OF DIRECTOR: RAMON L. LAGUARTA

1H. ELECTION OF DIRECTOR: DAVE LEWIS

1I. ELECTION OF DIRECTOR: DAVID C. PAGE

1J. ELECTION OF DIRECTOR: ROBERT C. POHLAD

1K. ELECTION OF DIRECTOR: DANIEL VASELLA

1L. ELECTION OF DIRECTOR: DARREN WALKER

1M. ELECTION OF DIRECTOR: ALBERTO WEISSER

2. RATIFICATION OF THE APPOINTMENT OF KPMG LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR FISCAL YEAR 2021.

3. ADVISORY APPROVAL OF THE COMPANY'S EXECUTIVE COMPENSATION.

4. SHAREHOLDER PROPOSAL - SPECIAL SHAREHOLDER MEETING VOTE THRESHOLD.

5. SHAREHOLDER PROPOSAL - REPORT ON SUGAR AND PUBLIC HEALTH.

6. SHAREHOLDER PROPOSAL - REPORT ON EXTERNAL PUBLIC HEALTH COSTS.

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ABBVIE, INC. 00287Y109 MAY 7, 2021

1. VOTE BOARD OF DIRECTORS:

1.1. ELECTION OF DIRECTOR: ROXANNE S. AUSTIN

1.2. ELECTION OF DIRECTOR: RICHARD A. GONZALEZ

1.3. ELECTION OF DIRECTOR: REBECCA B. ROBERTS

1.4. ELECTION OF DIRECTOR: GLENN F. TILTON

2. RATIFICATION OF ERNST & YOUNG LLP AS ABBVIE'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR 2021.

3. SAY ON PAY - AN ADVISORYVOTE ON THE APPROVAL OF EXECUTIVE COMPENSATION.

4. APPROVAL OF THE AMENDED AND RESTATED 2013 INCENTIVE STOCK PROGRAM.

5. APPROVAL OF THE AMENDED AND RESTATED 2013 EMPLOYEE STOCK PURCHASE PLAN FOR NON-U.S.EMPLOYEES.

6. APPROVAL OF A MANAGEMENT PROPOSAL REGARDING AMENDMENT OF THE CERTIFICATE OF INCORPORATION TO ELIMINATE SUPERMAJORITY VOTING.

7. STOCKHOLDER PROPOSAL - TO ISSUE AN ANNUAL REPORT ON LOBBYING.

8. STOCKHOLDER PROPOSAL - TO ADOPT A POLICY TO REQUIRE INDEPENDENT CHAIRMAN.

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CUMMINS, INC. 231021106 MAY 11, 2021

1. ELECTION OF DIRECTOR: N. THOMAS LINEBARGER

2. ELECTION OF DIRECTOR: ROBERT J. BERNHARD

3. ELECTION OF DIRECTOR: DR. FRANKLIN R. CHANG DIAZ

4. ELECTION OF DIRECTOR: BRUNO V. DI LEO ALLEN

5. ELECTION OF DIRECTOR: STEPHEN B. DOBBS

6. ELECTION OF DIRECTOR: CARLA A. HARRIS

7. ELECTION OF DIRECTOR: ROBERT K. HERDMAN

8. ELECTION OF DIRECTOR: ALEXIS M. HERMAN

9. ELECTION OF DIRECTOR: THOMAS J. LYNCH

10. ELECTION OF DIRECTOR: WILLIAM I. MILLER

11. ELECTION OF DIRECTOR: GEORGIA R. NELSON

12. ELECTION OF DIRECTOR: KIMBERLY A. NELSON

13. ELECTION OF DIRECTOR: KAREN H. QUINTOS

14. ADVISORY VOTE TO APPROVE THE COMPENSATION OF OUR NAMED EXECUTIVE OFFICERS AS DISCLOSED IN THE PROXY STATEMENT.

15. PROPOSAL TO RATIFY THE APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS OUR AUDITORS FOR 2021.

16. THE SHAREHOLDER PROPOSAL REGARDING PROFESSIONAL SERVICES ALLOWANCE FOR OUR NAMED EXECUTIVE OFFICERS.

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SKYWORKS SOLUTIONS, INC. 83088M102 MAY 12, 2021

1A. ELECTION OF DIRECTOR: ALAN S. BATEY

1B. ELECTION OF DIRECTOR: KEVIN L. BEEBE

1C. ELECTION OF DIRECTOR: TIMOTHY R. FUREY

1D. ELECTION OF DIRECTOR: LIAM K. GRIFFIN

1E. ELECTION OF DIRECTOR: CHRISTINE KING

1F. ELECTION OF DIRECTOR: DAVID P. MCGLADE

1G. ELECTION OF DIRECTOR: ROBERT A. SCHRIESHEIM

1H. ELECTION OF DIRECTOR: KIMBERLY S. STEVENSON

2. TO RATIFY THE SELECTION BY THE COMPANY'S AUDIT COMMITTEE OF KPMG LLP AS THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE COMPANY FOR FISCAL YEAR 2021.

3. TO APPROVE, ON AN ADVISORY BASIS, THE COMPENSATION OF THE COMPANY'S NAMED EXECUTIVE OFFICERS, AS DESCRIBED IN THE COMPANY'S PROXY STATEMENT.

4. TO APPROVE THE COMPANY'S AMENDED AND RESTATED 2015 LONG-TERM INCENTIVE PLAN.

5. TO APPROVE A STOCKHOLDER PROPOSAL REGARDING SUPERMAJORITY VOTING PROVISIONS.

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CVS HEALTH CORPORATION 126650100 MAY 13, 2021

1A. ELECTION OF DIRECTOR: FERNANDO AGUIRRE

1B. ELECTION OF DIRECTOR: C. DAVID BROWN II

1C. ELECTION OF DIRECTOR: ALECIA A. DECOUDREAUX

1D. ELECTION OF DIRECTOR: NANCY-ANN M. DEPARLE

1E. ELECTION OF DIRECTOR: DAVID W. DORMAN

1F. ELECTION OF DIRECTOR: ROGER N. FARAH

1G. ELECTION OF DIRECTOR: ANNE M. FINUCANE

1H. ELECTION OF DIRECTOR: EDWARD J. LUDWIG

1I. ELECTION OF DIRECTOR: KAREN S. LYNCH

1J. ELECTION OF DIRECTOR: JEAN-PIERRE MILLON

1K. ELECTION OF DIRECTOR: MARY L. SCHAPIRO

1L. ELECTION OF DIRECTOR: WILLIAM C. WELDON

1M. ELECTION OF DIRECTOR: TONY L. WHITE

2. RATIFICATION OF THE APPOINTMENT OF OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR 2021.

3. SAY ON PAY, A PROPOSAL TO APPROVE, ON AN ADVISORY BASIS, THE COMPANY'S EXECUTIVE COMPENSATION.

4. STOCKHOLDER PROPOSAL FOR REDUCING THE THRESHOLD FOR OUR STOCKHOLDER RIGHT TO ACT BY WRITTEN CONSENT.

5. STOCKHOLDER PROPOSAL REGARDING OUR INDEPENDENT BOARD CHAIR.

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JP MORGAN CHASE & CO. 46625H100 MAY 18, 2021

1A. ELECTION OF DIRECTOR: LINDA B. BAMMANN

1B. ELECTION OF DIRECTOR: STEPHEN B. BURKE

1C. ELECTION OF DIRECTOR: TODD A. COMBS

1D. ELECTION OF DIRECTOR: JAMES S. CROWN

1E. ELECTION OF DIRECTOR: JAMES DIMON

1F. ELECTION OF DIRECTOR: TIMOTHY P. FLYNN

1G. ELECTION OF DIRECTOR: MELLODY HOBSON

1H. ELECTION OF DIRECTOR: MICHAEL A. NEAL

1I. ELECTION OF DIRECTOR: PHEBE N. NOVAKOVIC

1J. ELECTION OF DIRECTOR: VIRGINIA M. ROMETTY

2. ADVISORY RESOLUTION TO APPROVE EXECUTIVE COMPENSATION

3. APPROVAL OF AMENDED AND RESTATED LONG-TERM INCENTIVE PLAN EFFECTIVE MAY 18, 2021

4. RATIFICATION OF INDEPENDENT REGISTERED PUBLIC ACOUNTING FIRM

5. IMPROVE SHAREHOLDER WRITTEN CONSENT

6. RACIAL EQUITY AUDIT AND REPORT

7. INDEPENDENT BOARD CHAIRMAN

8. POLITICAL AND ELECTIONEERING EXPENDITURE CONGRUENCY REPORT

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NORTHROP GRUMMAN CORPORATION 666807102 MAY 19, 2021

1A. ELECTION OF DIRECTOR: KATHY J. WARDEN

1B. ELECTION OF DIRECTOR: DAVID P. ABNEY

1C. ELECTION OF DIRECTOR: MARIANNE C. BROWN

1D. ELECTION OF DIRECTOR: DONALD E. FELSINGER

1E. ELECTION OF DIRECTOR: ANN M. FUDGE

1F. ELECTION OF DIRECTOR: WILLIAM H. HERNANDEZ

1G. ELECTION OF DIRECTOR: MADELEINE A. KLEINER

1H. ELECTION OF DIRECTOR: KARL J. KRAPEK

1I. ELECTION OF DIRECTOR: GARY ROUGHEAD

1J. ELECTION OF DIRECTOR: THOMAS M. SCHOEWE

1K. ELECTION OF DIRECTOR: JAMES S. TURLEY

1L. ELECTION OF DIRECTOR: MARK A. WELSH III

2. PROPOSAL TO APPROVE, ON AN ADVISORY BASIS, THE COMPENSATION OF THE COMPANY'S NAMED EXECUTIVE OFFICERS.

3. PROPOSAL TO RATIFY THE APPOINTMENT OF DELOITTE & TOUCHE LLP AS THE COMPANY'S INDEPENDENT AUDITOR FOR FISCAL YEAR ENDING DECEMBER 31, 2021.

4. SHAREHOLDER PROPOSAL THAT THE COMPANY ASSESS AND REPORT ON POTENTIAL HUMAN RIGHTS IMPACTS THAT COULD RESULT FROM GOVERNMENTS' USE OF THE COMPANY'S PRODUCTS AND SERVICES, INCLUDING IN CONFLICT-AFFECTED AREAS.

5. SHAREHOLDER PROPOSAL TO MOVE TO A 10% OWNERSHIP THRESHOLD FOR SHAREHOLDERS TO REQUEST ACTION BY WRITTEN CONSENT.

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FIDELITY NAT'L INFORMATION SERVICES, INC. 31620M106 MAY 19, 2021

1A. ELECTION OF DIRECTOR: ELLEN R. ALEMANY

1B. ELECTION OF DIRECTOR: JEFFREY A. GOLDSTEIN

1C. ELECTION OF DIRECTOR: LISA A. HOOK

1D. ELECTION OF DIRECTOR: KEITH W. HUGHES

1E. ELECTION OF DIRECTOR: GARY L. LAUER

1F. ELECTION OF DIRECTOR: GARY A. NORCROSS

1G. ELECTION OF DIRECTOR: LOUISE M. PARENT

1H. ELECTION OF DIRECTOR: BRIAN T. SHEA

1I. ELECTION OF DIRECTOR: JAMES B. STALLINGS, JR.

1J. ELECTION OF DIRECTOR:JEFFREY E. STIEFLER

2. ADVISORY VOTE ON FIDELITY NATIONAL INFORMATION SERVICES, INC. EXECUTIVE COMPENSATION.

3. TO RATIFY THE APPOINTMENT OF KPMG LLP AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR 2021.

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CHUBB LIMITED H1467J104 MAY 20, 2021

1.APPROVAL OF THE MANAGEMENT REPORT, STANDALONE FINANCIAL STATEMENTS AND CONSOLIDATED FINANCIAL STATEMENTS OF CHUBB LIMITED FOR THE YEAR ENDED DECEMBER 31, 2020.

2A. ALLOCATION OF DISPOSABLE PROFIT.

2B. DISTRIBUTION OF A DIVIDEND OUT OF LEGAL RESERVES (BY WAY OF RELEASE AND ALLOCATION TO A DIVIDEND RESERVE).

3. DISCHARGE OF THE BOARD OF DIRECTORS.

4A. ELECTION OF PRICEWATERHOUSECOOPERS AG (ZURICH) AS OUR STATUTORY AUDITOR.

4B. RATIFICATION OF APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP (UNITED STATES) AS INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR PURPOSES OF U.S. SECURITIES LAW REPORTIING.

4C. ELECTION OF BDO AG (ZURICH) AS SPECIAL AUDIT FIRM.

5A. ELECTION OF DIRECTOR: EVAN G. GREENBERG

5B. ELECTION OF DIRECTOR: MICHAEL P. CONNORS

5C. ELECTION OF DIRECTOR: MICHAEL G. ATIEH

5D. ELECTION OF DIRECTOR: SHEILA P. BURKE

5E. ELECTION OF DIRECTOR: MARY CIRILLO

5F. ELECTION OF DIRECTOR: ROBERT J. HUGIN

5G. ELECTION OF DIRECTOR: ROBERT W. SCULLY

5H. ELECTION OF DIRECTOR: EUGENE B. SHANKS, JR.

5I. ELECTION OF DIRECTOR: THEODORE E. SHASTA

5J. ELECTION OF DIRECTOR: DAVID H. SIDWELL

5K. ELECTION OF DIRECTOR: OLIVIER STEIMER

5L. ELECTION OF DIRECTOR: LUIS TéLLEZ

5M. ELECTION OF DIRECTOR: FRANCES F. TOWNSEND

6. ELECTION OF EVAN G. GREENBERG AS CHAIRMAN OF THE BOARD OF DIRECTORS.

7A. ELECTION OF DIRECTOR OF THE COMPENSATION COMMITTEE: MICHAEL P. CONNORS

7B. ELECTION OF DIRECTOR OF THE COMPENSATION COMMITTEE: MARY CIRILLO

7C. ELECTION OF DIRECTOR OF THE COMPENSATION COMMITTEE: FRANCES F. TOWNSEND

8. ELECTION OF HOMBURGER AG AS INDEPENDENT PROXY.

9. APPROVAL OF THE CHUBB LIMITED 2016 LONG-TERM INCENTIVE PLAN, AS AMENDED AND RESTATED.

10. REDUCTION OF SHARE CAPITAL.

11A. COMPENSATION OF THE BOARD OF DIRECTORS UNTIL THE NEXT ANNUAL GENERAL MEETING.

11B. COMPENSATION OF EXECUTIVE MANAGEMENT FOR THE NEXT CALENDAR YEAR.

12. ADVISORY VOTE TO APPROVE EXECUTIVE COMPENSATION UNDER U.S. SECURITIES LAW REQUIREMENTS.

A. IF A NEW AGENDA ITEM OR A NEW PROPOSAL FOR AN EXISTING AGENDA ITEM IS PUT BEFORE THE MEETING,  I/WE HEREBY AUTHORIZE AND INSTRUCT THE INDEPENDENT PROXY TO VOTE AS FOLLOWS.

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ANTHEM, INC. 036752103 MAY 26, 2021

1.1. ELECTION OF DIRECTOR: LEWIS HAY, III

1.2. ELECTION OF DIRECTOR: ANTONIO F. NERI

1.3. ELECTION OF DIRECTOR: RAMIRO G. PERU

2. ADVISORY VOTE TO APPROVE THE COMPENSATION OF OUR NAMED EXECUTIVE OFFICERS.

3. TO RATIFY THE APPOINTMENT OF ERNST & YOUNG LLP AS THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR 2021.

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EQUINIX, INC. 29444U700 MAY 26, 2021

1. VOTE BOARD OF DIRECTORS:

ELECTION OF DIRECTOR: THOMAS BARTLETT

ELECTION OF DIRECTOR: NANCI CALDWELL

ELECTION OF DIRECTOR: ADAIRE FOX-MARTIN

ELECTION OF DIRECTOR: GARY HROMADKO

ELECTION OF DIRECTOR: IRVING LYONS III

ELECTION OF DIRECTOR: CHARLES MEYERS

ELECTION OF DIRECTOR: CHRISTOPHER PAISLEY

ELECTION OF DIRECTOR: SANDRA RIVERA

ELECTION OF DIRECTOR: PETER VAN CAMP

2. TO APPROVE, BY A NON-BINDING ADVISORY VOTE, THE COMPENSATIN OF EQUINIX'S NAMED EXECUTIVE OFFICERS.

3. TO RATIFY THE APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING DEC. 31, 2021.

4. A STOCKHOLDER PROPOSAL, RELATED TO WRITTEN CONSENT OF STOCKHOLDERS.

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FACEBOOK 30303M102 MAY 26, 2021

1. VOTE BOARD OF DIRECTORS:

ELECTION OF DIRECTOR: PEGGY ALFORD

ELECTION OF DIRECTOR: MARC L. ANDREESSEN

ELECTION OF DIRECTOR: ANDREW W. HOUSTON

ELECTION OF DIRECTOR: NANCY KILLEFER

ELECTION OF DIRECTOR: ROBERT M. KIMMITT

ELECTION OF DIRECTOR: SHERYL K. SANDBERG

ELECTION OF DIRECTOR: PETER A. THIEL

ELECTION OF DIRECTOR: TRACEY T. TRAVIS

ELECTION OF DIRECTOR: MARK ZUCKERBERG

2. TO RATIFY THE APPOINTMENT OF ERNST & YOUNG LLP AS FACEBOOK, INC.'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING DECEMBER 31, 2021.

3. TO APPROVE AN AMENDMENT TO THE DIRECTOR COMPENSATION POLICY.

4. A SHAREHOLDER PROPOSAL REGARDING DUAL CLASS CAPITAL STRUCTURE.

5. A SHAREHHOLDER PROPOSAL REGARDING AN INDEPENDENT CHAIR.

6. A SHAREHOLDER PROPOSAL REGADING CHILD EXPLOITATION.

7. A SHAREHOLDER PROPOSAL REGARDING HUMAN/CIVIL RIGHTS EXPERT ON BOARD.

8. A SHAREHOLDER PROPOSAL REGARDING PLATFORM MISUSE.

9. A SHAREHOLDER PROPOSAL REGARDING PUBLIC BENEFIT CORPORATION.

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LOWE'S COMPANIES, INC. 548661107 MAY 28, 2021

1. VOTE BOARD OF DIRECTORS:

ELECTION OF DIRECTOR: RAUL ALVAREZ

ELECTION OF DIRECTOR: DAVID H. BATCHELDER

ELECTION OF DIRECTOR: ANGELA F. BRALY

ELECTION OF DIRECTOR: SANDRA B. COCHRAN

ELECTION OF DIRECTOR: LAURIE Z. DOUGLAS

ELECTION OF DIRECTOR: RICHARD W. DREILING

ELECTION OF DIRECTOR: MARVIN R. ELLISON

ELECTION OF DIRECTOR: DANIEL J. HEINRICH

ELECTION OF DIRECTOR: BRIAN C. ROGERS

ELECTION OF DIRECTOR: BERTRAM L. SCOTT

ELECTION OF DIRECTOR: MARY BETH WEST

2. ADVISORY VOTE TO APPROVE LOWE'S NAMED EXECUTIVE OFFICER COMPENSATION IN FISCAL 2020.

3. RATIFICATION OF THE APPOINTMENT OF DELOITTE & TOUCHE LLP AS LOWE'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR FISCAL 2021.

4. SHAREHOLDER PROPOSAL REGARDING AMENDING THE COMPANY'S PROXY ACCESS BYLAW TO REMOVE SHAREHOLDER AGGREGATION LIMITS.

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BOOKING HOLDINGS, INC. 098571108 JUNE 3, 2021

1. VOTE BOARD OF DIRECTORS:

ELECTION OF DIRECTOR: TIMOTHY M. ARMSTRONG

ELECTION OF DIRECTOR: GLENN D. FOGEL

ELECTION OF DIRECTOR: MIRIAN M. GRADDICK-WEIR

ELECTION OF DIRECTOR: WEI HOPEMAN

ELECTION OF DIRECTOR: ROBERT J. MYLOD, JR.

ELECTION OF DIRECTOR: CHARLES H. NOSKI

ELECTION OF DIRECTOR: NICHOLAS J. READ

ELECTION OF DIRECTOR: THOMAS E. ROTHMAN

ELECTION OF DIRECTOR: BOB VAN DIJK

ELECTION OF DIRECTOR: LYNN M. VOJVODICH

ELECTION OF DIRECTOR: VANESSA A. WITTMAN

2. ADVISORY VOTE TO APPROVE 2020 EXECUTIVE COMPENSATION.

3. MANAGEMENT PROPOSAL TO AMEND THE COMPANY'S 1999 OMNIBUS PLAN.

4. RATIFICATION OF DELOITTE & TOUCHE LLP AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING DECEMBER 31, 2021.

5. MANAGEMENT PROPOSAL TO AMEND THE COMPANY'S CERTIFICATE OF INCORPORATION TO ALLOW STOCKHOLDERS THE RIGHT TO ACT BY WRITTEN CONSENT.

6. STOCKHOLDER PROPOSAL REQUESTING THE RIGHT OF STOCKHOLDERS TO ACT BY WRITTEN CONSENT.

7. STOCKHOLDER PROPOSAL REQUESTING THE COMPANY ISSUE A CLIMATE TRANSITION REPORT.

8. STOCKHOLDER PROPOSAL REQUESTING THE COMPANY HOLD AN ANNUAL ADVISORY STOCKHOLDER VOTE ON THE COMPANY'S CLIMATE POLICIES AND STRATEGIES.

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METLIFE, INC. 59156R108 JUNE 15, 2021

1A. ELECTION OF DIRECTOR: CHERYL W. GRISé

1B. ELECTION OF DIRECTOR: CARLOS M. GUTIERREZ

1C. ELECTION OF DIRECTOR: GERALD L. HASSELL

1D. ELECTION OF DIRECTOR: DAVID L. HERZOG

1E. ELECTION OF DIRECTOR: R. GLENN HUBBARD, PH.D.

1F. ELECTION OF DIRECTOR: EDWARD J. KELLY, III

1G. ELECTION OF DIRECTOR: WILLIAM E. KENNARD

1H. ELECTION OF DIRECTOR: MICHEL A. KHALAF

1I. ELECTION OF DIRECTOR: CATHERINE R. KINNEY

1J. ELECTION OF DIRECTOR: DIANA L. MCKENZIE

1K. ELECTION OF DIRECTOR: DENISE M. MORRISON

1L. ELECTION OF DIRECTOR: MARK A. WEINBERGER

2. RATIFICATION OF APPOINTMENT OF DELOITTE & TOUCHE LLP AS METLIFE, INC.'S INDEPENDENT AUDITOR FOR 2021.

3. ADVISORY (NON-BINDING) VOTE TO APPROVE THE COMPENSATION PAID TO METLIFE, INC.'S NAMED EXECUTIVE OFFICERS.

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THE KROGER CO. 501044101 JUNE 24, 2021

1. ELECTION OF DIRECTORS:

1A. ELECTION OF DIRECTOR: NORA A. AUFREITER

1B. ELECTION OF DIRECTOR: KEVIN M. BROWN

1C. ELECTION OF DIRECTOR: ANNE GATES

1D. ELECTION OF DIRECTOR: KAREN M. HOGUET

1E. ELECTION OF DIRECTOR: W. RODNEY MCMULLEN

1F. ELECTION OF DIRECTOR: CLYDE R. MOORE

1G. ELECTION OF DIRECTOR: RONALD L. SARGENT

1H. ELECTION OF DIRECTOR: J. AMANDA SOURRY KNOX

1I. ELECTION OF DIRECTOR: MARK S. SUTTON

1J. ELECTION OF DIRECTOR: ASHOK VEMURI

2. APPROVAL, ON AN ADVISORY BASIS, OF KROGER'S EXECUTIVE COMPENSATION.

3. RATIFICATION OF PRICEWATERHOUSECOOPERS LLP, AS AUDITORS.

4. A SHAREHOLDER PROPOSAL, IF PROPERLY PRESENTED, TO ISSUE A REPORT ASSESSING THE ENVIRONMENTAL IMPACTS OF USING UNRECYCLABLE PACKAGING FOR PRIVATE LABEL BRANDS.

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SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Manor Investment Funds

By /s/Daniel A. Morris

* /s/Daniel A. Morris

President

Date: July 22, 2021

*Print the name and title of each signing officer under his or her signature.